DIVIDENDS (Details) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Jul. 26, 2010 USD ($)	Jul. 26, 2010 RUB	Dec. 31, 2010 RUB
DIVIDENDS
Interim dividend	$ 30.0	911.0	911.0